Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Environmental Remediation Obligations [Abstract]
Schedule of Movements in Environmental Liabilities
The following tables show the movements in environmental liabilities for the years ended December 31, 2020 and 2019:

Year ended December 31, 2020 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	90	51	141
Interest accretion	3	—	3
Expenditures	(17)	(6)	(23)
Revaluation adjustment	—	12	12
Environmental liabilities - ending	76	57	133
Less: current portion	(25)	(8)	(33)
	51	49	100

Year ended December 31, 2019 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	108	57	165
Interest accretion	4	—	4
Expenditures	(17)	(8)	(25)
Revaluation adjustment	(5)	2	(3)
Environmental liabilities - ending	90	51	141
Less: current portion	(19)	(11)	(30)
	71	40	111

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets
The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the consolidated balance sheets after factoring in the discount rate:

As at December 31, 2020 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	80	57	137
Less: discounting environmental liabilities to present value	(4)	—	(4)
Discounted environmental liabilities	76	57	133

As at December 31, 2019 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	97	51	148
Less: discounting environmental liabilities to present value	(7)	—	(7)
Discounted environmental liabilities	90	51	141

Schedule of Estimated Future Environmental Expenditures	At December 31, 2020, the estimated future environmental expenditures were as follows:

(millions of dollars)
2021	33
2022	31
2023	15
2024	14
2025	10
Thereafter	34
137